Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings.
Schedule of borrowings

			As of December 31,
			2023	2022
	Stated		Amount, incl.	Amount, incl.
	interest		accrued	accrued
(in thousands)	rate	Maturity	interest	interest
Innovation Credit	10.0%	9/30/2025	$5,282	$4,640

Current			$5,282	$4,640
Non-current			$—	$—